Quarterly Holdings Report
for
Fidelity Advisor® Strategic Income Fund
September 30, 2022
SI-NPRT3-1122
1.808792.118
Corporate Bonds - 30.6%
		Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		1,457	7,705
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		2,515	13,298
			21,003
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Cotai LLC 5% 2/24/27 (c)		2,620	2,411

TOTAL CONVERTIBLE BONDS			23,414
Nonconvertible Bonds - 30.4%
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.9%
Altice France SA:
5.125% 7/15/29(d)		38,465	28,738
5.5% 1/15/28(d)		13,345	10,568
5.5% 10/15/29(d)		28,170	21,195
8.125% 2/1/27(d)		4,495	4,017
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		21,480	17,506
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		3,300	2,760
5.625% 9/15/28(d)		2,610	2,088
Cogent Communications Group, Inc. 7% 6/15/27 (d)		2,785	2,619
Frontier Communications Holdings LLC:
5% 5/1/28(d)		11,730	10,067
5.875% 10/15/27(d)		6,300	5,646
6% 1/15/30(d)		2,775	2,180
6.75% 5/1/29(d)		4,160	3,432
8.75% 5/15/30(d)		2,785	2,787
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27(d)		2,800	2,436
6% 2/15/28(d)		2,355	1,825
10.75% 6/1/28(d)		3,695	3,441
Qwest Corp. 7.25% 9/15/25		955	976
Sable International Finance Ltd. 5.75% 9/7/27 (d)		11,004	9,615
Sprint Capital Corp.:
6.875% 11/15/28		53,897	55,379
8.75% 3/15/32		15,023	17,408
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		9,200	7,979
Virgin Media Finance PLC 5% 7/15/30 (d)		14,025	10,525
Windstream Escrow LLC 7.75% 8/15/28 (d)		24,965	20,687
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		9,545	7,659
			251,533
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (d)		4,175	3,398

Media - 3.0%
Altice Financing SA:
5% 1/15/28(d)		6,470	4,984
5.75% 8/15/29(d)		11,270	8,624
Block Communications, Inc. 4.875% 3/1/28 (d)		4,405	3,810
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		10,205	7,828
4.5% 8/15/30(d)		16,805	13,290
4.5% 5/1/32		6,745	5,144
4.75% 3/1/30(d)		51,010	41,382
5% 2/1/28(d)		54,720	47,183
5.125% 5/1/27(d)		25,220	22,761
5.375% 6/1/29(d)		34,085	29,835
6.375% 9/1/29(d)		5,815	5,339
Clear Channel International BV 6.625% 8/1/25 (d)		9,800	9,106
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)		5,745	4,165
CSC Holdings LLC:
4.5% 11/15/31(d)		14,440	10,847
5.375% 2/1/28(d)		13,855	12,088
6.5% 2/1/29(d)		15,380	13,636
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		24,690	4,915
DISH DBS Corp.:
5.25% 12/1/26(d)		6,925	5,673
5.75% 12/1/28(d)		6,925	5,233
Gannett Holdings LLC 6% 11/1/26 (d)		4,000	3,070
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		8,590	6,738
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(d)		7,310	5,505
6.75% 10/15/27(d)		6,107	5,069
Nexstar Broadcasting, Inc.:
4.75% 11/1/28(d)		13,395	11,386
5.625% 7/15/27(d)		14,270	13,119
Quebecor Media, Inc. 5.75% 1/15/23		14,205	14,063
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.5% 9/15/28 (d)		6,500	4,534
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		1,655	1,319
Sirius XM Radio, Inc.:
3.125% 9/1/26(d)		4,235	3,719
3.875% 9/1/31(d)		5,645	4,377
4% 7/15/28(d)		11,260	9,578
5% 8/1/27(d)		8,740	8,019
Townsquare Media, Inc. 6.875% 2/1/26 (d)		3,305	3,021
Univision Communications, Inc.:
4.5% 5/1/29(d)		5,760	4,697
7.375% 6/30/30(d)		8,200	7,825
Videotron Ltd. 5.125% 4/15/27 (d)		7,325	6,723
VZ Secured Financing BV 5% 1/15/32 (d)		11,130	8,315
Ziggo Bond Co. BV:
5.125% 2/28/30(d)		3,375	2,413
6% 1/15/27(d)		7,930	6,622
Ziggo BV 4.875% 1/15/30 (d)		4,805	3,796
			389,751
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		11,675	9,926
Millicom International Cellular SA 4.5% 4/27/31 (d)		1,040	746
Sprint Corp. 7.625% 3/1/26		3,615	3,739
T-Mobile U.S.A., Inc. 3.5% 4/15/31		2,215	1,861
			16,272
TOTAL COMMUNICATION SERVICES			660,954

CONSUMER DISCRETIONARY - 4.6%
Auto Components - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		4,830	4,371
Dana, Inc. 4.5% 2/15/32		4,150	2,959
Exide Technologies:
11% 10/31/24 pay-in-kind(c)(d)(e)(f)		1,280	0
11% 10/31/24 pay-in-kind(c)(d)(e)(f)		632	285
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		7,155	5,964
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		2,515	1,834
			15,413
Automobiles - 0.2%
Ford Motor Co.:
3.25% 2/12/32		13,490	9,686
6.1% 8/19/32		5,815	5,127
McLaren Finance PLC 7.5% 8/1/26 (d)		3,860	3,098
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (d)(f)(g)		14,000	13,160
			31,071
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		4,235	3,812
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		5,300	4,945
Service Corp. International 4% 5/15/31		5,750	4,630
Sotheby's 7.375% 10/15/27 (d)		2,970	2,728
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)		4,315	3,565
TKC Holdings, Inc. 6.875% 5/15/28 (d)		6,393	5,164
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		4,750	4,379
			29,223
Hotels, Restaurants & Leisure - 2.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(d)		5,685	4,947
4% 10/15/30(d)		23,490	18,500
4.375% 1/15/28(d)		6,265	5,429
Affinity Gaming LLC 6.875% 12/15/27 (d)		2,520	2,054
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		2,720	2,267
Boyd Gaming Corp. 4.75% 6/15/31 (d)		7,140	5,781
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		8,375	6,399
6.25% 7/1/25(d)		25,535	24,609
8.125% 7/1/27(d)		34,045	32,516
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		8,510	8,211
Carnival Corp.:
4% 8/1/28(d)		14,305	11,551
7.625% 3/1/26(d)		10,595	8,195
9.875% 8/1/27(d)		10,150	9,972
10.5% 2/1/26(d)		7,395	7,317
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		2,790	2,437
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(d)		11,750	9,723
6.75% 1/15/30(d)		15,885	12,064
Garden SpinCo Corp. 8.625% 7/20/30 (d)		2,545	2,629
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(d)		3,350	2,766
4% 5/1/31(d)		5,020	4,058
4.875% 1/15/30		11,025	9,592
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		5,210	4,780
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		3,955	3,384
Melco Resorts Finance Ltd.:
5.25% 4/26/26(d)		5,440	3,817
5.75% 7/21/28(d)		2,710	1,734
Merlin Entertainments PLC 5.75% 6/15/26 (d)		4,580	4,263
MGM Resorts International 4.75% 10/15/28		6,740	5,640
NCL Corp. Ltd. 5.875% 2/15/27 (d)		5,580	4,650
Papa John's International, Inc. 3.875% 9/15/29 (d)		2,555	2,042
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		6,740	7,153
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		11,805	8,172
5.875% 9/1/31(d)		10,975	7,408
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(d)		4,165	3,064
8.25% 1/15/29(d)(h)		7,225	7,035
9.25% 1/15/29(d)(h)		7,225	7,144
10.875% 6/1/23(d)		8,545	8,737
11.5% 6/1/25(d)		13,222	14,015
11.625% 8/15/27(d)		5,815	5,292
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		5,630	4,675
Station Casinos LLC 4.625% 12/1/31 (d)		4,155	3,138
Studio City Finance Ltd. 5% 1/15/29 (d)		3,255	1,546
Vail Resorts, Inc. 6.25% 5/15/25 (d)		3,855	3,803
Viking Cruises Ltd. 13% 5/15/25 (d)		5,740	5,948
Voc Escrow Ltd. 5% 2/15/28 (d)		6,285	5,112
Yum! Brands, Inc. 4.625% 1/31/32		5,905	4,926
			318,495
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)		4,105	2,940
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		4,370	3,235
Century Communities, Inc. 3.875% 8/15/29 (d)		4,225	3,243
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		775	759
Tempur Sealy International, Inc.:
3.875% 10/15/31(d)		7,360	5,391
4% 4/15/29(d)		7,905	6,229
TopBuild Corp. 3.625% 3/15/29 (d)		3,030	2,392
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		11,770	11,537
TRI Pointe Homes, Inc. 5.7% 6/15/28		8,715	7,413
			43,139
Internet & Direct Marketing Retail - 0.8%
Angi Group LLC 3.875% 8/15/28 (d)		3,385	2,387
Millennium Escrow Corp. 6.625% 8/1/26 (d)		5,650	4,467
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		23,835	18,209
Uber Technologies, Inc.:
4.5% 8/15/29(d)		12,675	10,655
6.25% 1/15/28(d)		5,520	5,134
7.5% 9/15/27(d)		31,625	30,993
8% 11/1/26(d)		29,170	29,124
			100,969
Multiline Retail - 0.1%
Macy's Retail Holdings LLC:
5.875% 3/15/30(d)		2,925	2,314
6.125% 3/15/32(d)		2,820	2,159
Nordstrom, Inc.:
4.25% 8/1/31		11,600	7,946
4.375% 4/1/30		1,745	1,277
5% 1/15/44		825	510
6.95% 3/15/28		250	228
			14,434
Specialty Retail - 0.4%
Arko Corp. 5.125% 11/15/29 (d)		4,190	3,268
Asbury Automotive Group, Inc.:
4.5% 3/1/28		1,987	1,679
4.625% 11/15/29(d)		4,555	3,641
4.75% 3/1/30		1,980	1,546
5% 2/15/32(d)		4,915	3,785
Bath & Body Works, Inc.:
6.625% 10/1/30(d)		3,355	2,919
6.75% 7/1/36		8,920	7,350
7.5% 6/15/29		5,030	4,602
Carvana Co. 4.875% 9/1/29 (d)		9,855	4,804
Foot Locker, Inc. 4% 10/1/29 (d)		2,800	2,169
LCM Investments Holdings 4.875% 5/1/29 (d)		3,120	2,416
Michaels Companies, Inc. 5.25% 5/1/28 (d)		6,875	4,826
Victoria's Secret & Co. 4.625% 7/15/29 (d)		10,565	7,986
			50,991
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(d)		2,820	2,147
4.25% 3/15/29(d)		4,325	3,438
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		2,420	1,928
			7,513
TOTAL CONSUMER DISCRETIONARY			611,248

CONSUMER STAPLES - 1.1%
Beverages - 0.0%
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		3,135	2,398

Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		5,285	4,260
4.625% 1/15/27(d)		13,797	12,332
4.875% 2/15/30(d)		23,423	19,816
C&S Group Enterprises LLC 5% 12/15/28 (d)		5,155	3,811
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		4,698	4,698
Performance Food Group, Inc.:
4.25% 8/1/29(d)		3,955	3,293
5.5% 10/15/27(d)		5,345	4,858
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		6,735	6,179
United Natural Foods, Inc. 6.75% 10/15/28 (d)		4,680	4,280
			63,527
Food Products - 0.5%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		3,790	3,224
Darling Ingredients, Inc. 6% 6/15/30 (d)		6,615	6,295
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (d)		12,225	11,293
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		5,575	4,718
4.375% 1/31/32(d)		2,790	2,305
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)		10,220	8,158
Post Holdings, Inc.:
4.5% 9/15/31(d)		12,110	9,749
4.625% 4/15/30(d)		6,415	5,268
5.5% 12/15/29(d)		11,940	10,322
5.75% 3/1/27(d)		1,713	1,634
Simmons Foods, Inc. 4.625% 3/1/29 (d)		4,295	3,511
TreeHouse Foods, Inc. 4% 9/1/28		2,250	1,788
			68,265
Household Products - 0.0%
Diamond BC BV 4.625% 10/1/29 (d)		3,360	2,338
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		4,310	2,938
			5,276
Personal Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (d)		6,925	6,334

TOTAL CONSUMER STAPLES			145,800

ENERGY - 3.9%
Energy Equipment & Services - 0.3%
CGG SA 8.75% 4/1/27 (d)		5,895	4,952
Exterran Energy Solutions LP 8.125% 5/1/25		3,270	3,311
Nabors Industries Ltd.:
7.25% 1/15/26(d)		6,565	5,713
7.5% 1/15/28(d)		5,660	4,620
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		3,620	2,751
NuStar Logistics LP 6% 6/1/26		7,285	6,669
Summit Midstream Holdings LLC:
5.75% 4/15/25		3,405	2,767
8.5%(d)(i)		4,185	3,929
Vier Gas Transport GmbH 4.625% 9/26/32 (Reg. S)	EUR	4,000	3,818
			38,530
Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		4,305	3,801
5.75% 1/15/28(d)		10,640	9,682
Cheniere Energy Partners LP:
3.25% 1/31/32		4,200	3,225
4% 3/1/31		9,070	7,605
Cheniere Energy, Inc. 4.625% 10/15/28		13,395	12,288
Chesapeake Energy Corp.:
5.875% 2/1/29(d)		3,115	2,889
6.75% 4/15/29(d)		4,415	4,232
7% 10/1/24(c)(e)		3,985	0
8% 1/15/25(c)(e)		1,955	0
8% 6/15/27(c)(e)		1,240	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		16,430	16,303
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		4,665	4,355
7% 6/15/25(d)		13,580	12,976
CNX Midstream Partners LP 4.75% 4/15/30 (d)		2,970	2,331
CNX Resources Corp.:
6% 1/15/29(d)		3,200	2,920
7.375% 1/15/31(d)		2,885	2,822
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		4,055	3,619
Comstock Resources, Inc.:
5.875% 1/15/30(d)		15,170	13,212
6.75% 3/1/29(d)		8,110	7,480
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		12,715	10,764
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		11,025	9,978
5.75% 4/1/25		2,960	2,809
6% 2/1/29(d)		23,985	21,467
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		2,450	2,162
CVR Energy, Inc.:
5.25% 2/15/25(d)		9,740	8,767
5.75% 2/15/28(d)		24,505	20,932
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)		10,780	10,330
DT Midstream, Inc.:
4.125% 6/15/29(d)		4,285	3,621
4.375% 6/15/31(d)		4,285	3,534
EG Global Finance PLC 8.5% 10/30/25 (d)		9,545	8,348
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		10,149	9,653
Energy Transfer LP 5.5% 6/1/27		12,065	11,727
EnLink Midstream LLC 6.5% 9/1/30 (d)		5,815	5,678
Hess Midstream Partners LP:
4.25% 2/15/30(d)		4,590	3,706
5.125% 6/15/28(d)		6,600	5,779
5.5% 10/15/30(d)		2,775	2,382
5.625% 2/15/26(d)		9,140	8,676
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		7,130	6,579
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28(d)		4,350	3,832
6.375% 4/15/27(d)		2,780	2,655
MEG Energy Corp. 7.125% 2/1/27 (d)		6,490	6,587
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		12,834	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	3,677
5.625% 5/1/27		3,665	3,503
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		11,785	10,888
6.75% 9/15/25(d)		12,840	12,162
NGPL PipeCo LLC 4.875% 8/15/27 (d)		1,800	1,676
Occidental Petroleum Corp.:
3.5% 8/15/29		3,820	3,490
5.875% 9/1/25		6,775	6,795
6.2% 3/15/40		3,565	3,449
6.375% 9/1/28		6,775	6,795
6.45% 9/15/36		11,875	11,875
6.6% 3/15/46		7,130	7,344
6.625% 9/1/30		13,550	13,755
7.2% 3/15/29		2,440	2,513
7.5% 5/1/31		680	711
Parkland Corp.:
4.5% 10/1/29(d)		4,420	3,568
4.625% 5/1/30(d)		5,540	4,491
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		15,760	13,648
7.25% 6/15/25		13,580	12,969
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,110	6,095
PDC Energy, Inc. 6.125% 9/15/24		1,240	1,220
SM Energy Co.:
5.625% 6/1/25		4,400	4,224
6.625% 1/15/27		12,830	12,315
6.75% 9/15/26		3,175	3,056
Southwestern Energy Co.:
5.375% 3/15/30		5,630	5,073
5.7% 1/23/25(j)		149	146
7.75% 10/1/27		7,830	7,957
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		5,515	4,575
4.5% 4/30/30		5,550	4,537
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31(d)		4,225	3,570
7.5% 10/1/25(d)		5,035	4,947
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		6,345	5,457
Teine Energy Ltd. 6.875% 4/15/29 (d)		4,420	3,970
Tennessee Gas Pipeline Co. 7.625% 4/1/37		2,585	2,676
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		3,525	3,024
4.125% 8/15/31(d)		3,525	2,924
			478,781
TOTAL ENERGY			517,311

FINANCIALS - 3.5%
Banks - 0.2%
Nordea Bank ABP 2.5% 5/23/29 (Reg. S)	EUR	13,203	11,674
Svenska Handelsbanken AB 3.25% 6/1/33 (Reg. S) (f)	EUR	9,304	8,258
UniCredit SpA 2.731% 1/15/32 (Reg. S) (f)	EUR	1,269	989
			20,921
Capital Markets - 0.5%
AssuredPartners, Inc.:
5.625% 1/15/29(d)		3,905	3,035
7% 8/15/25(d)		2,930	2,706
Blackstone Holdings Finance Co. LLC 3.5% 6/1/34 (Reg. S)	EUR	10,735	9,154
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		7,265	5,721
Coinbase Global, Inc.:
3.375% 10/1/28(d)		4,200	2,627
3.625% 10/1/31(d)		4,200	2,329
Credit Suisse Group AG 2.875% 4/2/32 (Reg. S) (f)	EUR	18,220	13,785
Deutsche Bank AG 4% 6/24/32 (Reg. S) (f)	EUR	17,100	14,209
Hightower Holding LLC 6.75% 4/15/29 (d)		2,870	2,341
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		3,985	3,427
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		4,420	3,293
MSCI, Inc.:
3.25% 8/15/33(d)		4,225	3,263
4% 11/15/29(d)		3,780	3,265
			69,155
Consumer Finance - 1.4%
Ally Financial, Inc.:
8% 11/1/31		16,761	17,504
8% 11/1/31		53,672	56,267
Ford Motor Credit Co. LLC:
3.375% 11/13/25		11,600	10,249
3.625% 6/17/31		7,380	5,483
4% 11/13/30		25,360	19,781
5.113% 5/3/29		6,160	5,345
OneMain Finance Corp.:
4% 9/15/30		3,340	2,344
5.375% 11/15/29		5,560	4,309
6.625% 1/15/28		4,415	3,788
6.875% 3/15/25		30,605	28,764
7.125% 3/15/26		41,215	37,166
			191,000
Diversified Financial Services - 0.6%
Altus Midstream LP 5.875% 6/15/30 (d)		4,180	3,827
Compass Group Diversified Holdings LLC 5% 1/15/32 (d)		2,765	2,021
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		6,600	6,239
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		6,375	5,131
5.25% 5/15/27		23,175	20,336
6.25% 5/15/26		14,625	13,590
6.375% 12/15/25		18,820	17,833
James Hardie International Finance Ltd. 5% 1/15/28 (d)		5,270	4,769
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind(d)		4,165	116
5.25% 12/27/33 pay-in-kind(d)		3,947	97
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		2,265	2,065
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)		9,930	7,661
			83,685
Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(d)		4,230	3,257
7% 11/15/25(d)		20,290	18,533
10.125% 8/1/26(d)		6,810	6,555
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		6,740	5,757
5.875% 11/1/29(d)		4,180	3,395
6.75% 10/15/27(d)		10,080	8,687
Allianz SE 4.252% 7/5/52 (Reg. S) (f)	EUR	17,200	15,005
AmWINS Group, Inc. 4.875% 6/30/29 (d)		4,105	3,407
AXA SA 4.25% 3/10/43 (Reg. S) (f)	EUR	14,867	12,631
Berkshire Hathaway Finance Corp. 2% 3/18/34	EUR	12,912	10,054
HUB International Ltd.:
5.625% 12/1/29(d)		6,030	5,035
7% 5/1/26(d)		6,980	6,620
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	1,700	1,356
			100,292
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		4,725	4,221

TOTAL FINANCIALS			469,274

HEALTH CARE - 2.1%
Biotechnology - 0.0%
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		2,795	2,158

Health Care Equipment & Supplies - 0.1%
American Medical Systems Europe 1.875% 3/8/34	EUR	8,416	6,527
Avantor Funding, Inc. 3.875% 11/1/29 (d)		2,790	2,266
Hologic, Inc. 4.625% 2/1/28 (d)		2,505	2,311
			11,104
Health Care Providers & Services - 1.6%
180 Medical, Inc. 3.875% 10/15/29 (d)		2,995	2,481
Cano Health, Inc. 6.25% 10/1/28 (d)		1,865	1,762
Centene Corp.:
4.25% 12/15/27		6,820	6,238
4.625% 12/15/29		23,795	21,382
Community Health Systems, Inc.:
4.75% 2/15/31(d)		11,430	7,687
5.25% 5/15/30(d)		8,305	5,782
5.625% 3/15/27(d)		4,015	3,090
6% 1/15/29(d)		4,940	3,631
6.125% 4/1/30(d)		11,530	5,438
8% 3/15/26(d)		37,390	32,372
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		2,075	1,478
4.625% 6/1/30(d)		15,850	12,264
HealthEquity, Inc. 4.5% 10/1/29 (d)		2,950	2,492
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		7,300	6,828
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		3,250	2,641
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		6,345	5,325
3.875% 5/15/32(d)		5,560	4,554
4.375% 6/15/28(d)		4,690	4,233
Option Care Health, Inc. 4.375% 10/31/29 (d)		3,060	2,586
Radiology Partners, Inc. 9.25% 2/1/28 (d)		11,755	7,663
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		6,200	5,124
Tenet Healthcare Corp.:
4.625% 7/15/24		1,500	1,450
4.625% 9/1/24(d)		7,305	7,070
4.875% 1/1/26(d)		18,260	16,968
5.125% 11/1/27(d)		10,955	9,830
6.125% 10/1/28(d)		11,515	10,088
6.125% 6/15/30(d)		8,360	7,658
6.25% 2/1/27(d)		20,050	18,710
			216,825
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (d)		5,660	5,278

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		5,245	4,363
4% 3/15/31(d)		6,035	4,867
4.25% 5/1/28(d)		2,045	1,781
Syneos Health, Inc. 3.625% 1/15/29 (d)		5,025	4,001
			15,012
Pharmaceuticals - 0.2%
Bayer AG 5.375% 3/25/82 (Reg. S) (f)	EUR	8,400	6,793
Catalent Pharma Solutions:
3.5% 4/1/30(d)		2,800	2,203
5% 7/15/27(d)		2,295	2,047
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		10,200	8,721
5.125% 4/30/31(d)		8,890	7,282
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		2,775	2,357
5.125% 5/9/29		2,775	2,289
			31,692
TOTAL HEALTH CARE			282,069

INDUSTRIALS - 3.4%
Aerospace & Defense - 1.3%
Bombardier, Inc.:
6% 2/15/28(d)		2,815	2,355
7.125% 6/15/26(d)		5,695	5,223
7.5% 3/15/25(d)		7,951	7,731
7.875% 4/15/27(d)		13,015	11,974
BWX Technologies, Inc. 4.125% 6/30/28 (d)		6,400	5,590
Moog, Inc. 4.25% 12/15/27 (d)		2,025	1,793
Rolls-Royce PLC 5.75% 10/15/27 (d)		6,560	5,699
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		9,205	8,673
TransDigm UK Holdings PLC 6.875% 5/15/26		21,085	19,993
TransDigm, Inc.:
4.625% 1/15/29		9,290	7,479
5.5% 11/15/27		68,140	59,111
6.25% 3/15/26(d)		11,120	10,786
6.375% 6/15/26		20,230	19,113
7.5% 3/15/27		11,028	10,499
			176,019
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		3,960	3,406

Airlines - 0.4%
Air Canada 3.875% 8/15/26 (d)		4,230	3,633
Allegiant Travel Co. 7.25% 8/15/27 (d)		4,365	4,114
Delta Air Lines, Inc. 7% 5/1/25 (d)		1,671	1,682
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		19,627	19,211
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		4,670	4,698
United Airlines, Inc.:
4.375% 4/15/26(d)		14,560	12,995
4.625% 4/15/29(d)		8,725	7,219
			53,552
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(d)		1,400	1,287
6.375% 6/15/30(d)		2,780	2,693
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		3,280	2,443
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		1,865	1,381
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (d)		4,185	3,505
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		4,830	3,743
			15,052
Commercial Services & Supplies - 0.8%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		8,235	5,315
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		10,374	7,991
4.625% 6/1/28(d)		6,871	5,188
CoreCivic, Inc. 8.25% 4/15/26		14,975	14,909
Covanta Holding Corp.:
4.875% 12/1/29(d)		4,300	3,476
5% 9/1/30		6,775	5,310
GFL Environmental, Inc.:
4% 8/1/28(d)		4,200	3,501
4.75% 6/15/29(d)		5,705	4,806
IAA, Inc. 5.5% 6/15/27 (d)		2,830	2,582
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		6,210	5,995
Madison IAQ LLC:
4.125% 6/30/28(d)		5,345	4,293
5.875% 6/30/29(d)		4,265	2,971
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29(d)		2,855	2,842
4.75% 7/15/31(d)		2,870	2,814
Pitney Bowes, Inc.:
6.875% 3/15/27(d)		2,220	1,360
7.25% 3/15/29(d)		2,960	1,769
The Brink's Co. 4.625% 10/15/27 (d)		7,200	6,393
The GEO Group, Inc.:
9.5% 12/31/28(d)		5,755	5,323
10.5% 6/30/28		16,764	16,578
			103,416
Construction & Engineering - 0.3%
AECOM 5.125% 3/15/27		7,490	6,990
Arcosa, Inc. 4.375% 4/15/29 (d)		4,130	3,511
Bouygues SA 3.25% 6/30/37	EUR	4,200	3,523
Pike Corp. 5.5% 9/1/28 (d)		14,255	11,547
SRS Distribution, Inc.:
4.625% 7/1/28(d)		5,520	4,742
6% 12/1/29(d)		5,105	4,071
6.125% 7/1/29(d)		3,035	2,437
			36,821
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		5,910	4,891

Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV 3% 9/8/33 (Reg. S)	EUR	12,200	11,175

Machinery - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		4,630	3,839
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		1,880	1,837
			5,676
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (d)		4,240	3,265

Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		5,670	4,879
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		6,270	5,394
4% 7/1/29(d)		2,820	2,413
TriNet Group, Inc. 3.5% 3/1/29 (d)		4,545	3,702
			16,388
Road & Rail - 0.1%
Hertz Corp.:
4.625% 12/1/26(d)		2,350	1,909
5% 12/1/29(d)		4,560	3,392
5.5% 10/15/24(c)(d)(e)		6,540	16
6% 1/15/28(c)(d)(e)		5,785	340
6.25% 12/31/49(c)(e)		6,775	8
7.125% 8/1/26(c)(d)(e)		6,315	253
XPO Logistics, Inc. 6.25% 5/1/25 (d)		5,220	5,235
			11,153
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		3,110	2,270
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		10,040	7,881
			10,151
Transportation Infrastructure - 0.0%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		4,235	3,431

TOTAL INDUSTRIALS			454,396

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.0%
Coherent Corp. 5% 12/15/29 (d)		4,370	3,615
TTM Technologies, Inc. 4% 3/1/29 (d)		4,540	3,656
			7,271
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (d)		4,315	3,603
Block, Inc. 3.5% 6/1/31		5,745	4,454
CA Magnum Holdings 5.375% (d)(i)		2,230	1,862
Camelot Finance SA 4.5% 11/1/26 (d)		6,365	5,814
Gartner, Inc.:
3.625% 6/15/29(d)		4,040	3,363
3.75% 10/1/30(d)		6,920	5,665
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		6,060	4,956
5.25% 12/1/27(d)		5,665	5,218
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		3,845	1,807
Unisys Corp. 6.875% 11/1/27 (d)		3,685	2,876
			39,618
Semiconductors & Semiconductor Equipment - 0.1%
onsemi 3.875% 9/1/28 (d)		6,765	5,787
Synaptics, Inc. 4% 6/15/29 (d)		3,500	2,818
			8,605
Software - 0.7%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,975	5,946
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)		4,225	4,017
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		5,025	4,145
4.875% 7/1/29(d)		4,755	3,723
Elastic NV 4.125% 7/15/29 (d)		8,005	6,323
Fair Isaac Corp. 4% 6/15/28 (d)		6,420	5,470
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		5,780	4,711
MicroStrategy, Inc. 6.125% 6/15/28 (d)		9,960	8,207
NCR Corp.:
5% 10/1/28(d)		3,385	2,663
5.25% 10/1/30(d)		13,370	10,090
5.75% 9/1/27(d)		5,480	4,965
6.125% 9/1/29(d)		5,480	4,718
NortonLifeLock, Inc. 5% 4/15/25 (d)		6,360	6,058
Open Text Corp.:
3.875% 2/15/28(d)		3,220	2,663
3.875% 12/1/29(d)		3,045	2,345
Open Text Holdings, Inc.:
4.125% 2/15/30(d)		3,220	2,572
4.125% 12/1/31(d)		2,490	1,875
PTC, Inc.:
3.625% 2/15/25(d)		3,755	3,498
4% 2/15/28(d)		3,715	3,249
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		11,835	9,064
			96,302
TOTAL INFORMATION TECHNOLOGY			151,796

MATERIALS - 2.5%
Chemicals - 0.9%
BASF AG:
1.5% 3/17/31 (Reg. S)	EUR	1,700	1,346
3.75% 6/29/32 (Reg. S)	EUR	11,900	10,999
Cheever Escrow Issuer LLC 7.125% 10/1/27 (d)		2,905	2,600
Gpd Companies, Inc. 10.125% 4/1/26 (d)		8,860	8,066
Ingevity Corp. 3.875% 11/1/28 (d)		6,715	5,552
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)		2,100	1,843
Lanxess AG 1.75% 3/22/28 (Reg. S)	EUR	13,300	11,026
Linde PLC:
1.375% 3/31/31 (Reg. S)	EUR	7,900	6,445
1.625% 3/31/35 (Reg. S)	EUR	12,600	9,509
LSB Industries, Inc. 6.25% 10/15/28 (d)		9,723	8,343
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)		5,600	4,305
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		3,770	3,112
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		6,435	4,971
The Chemours Co. LLC:
5.375% 5/15/27		18,470	16,076
5.75% 11/15/28(d)		10,075	8,241
The Scotts Miracle-Gro Co. 4% 4/1/31		5,930	4,175
Valvoline, Inc. 4.25% 2/15/30 (d)		4,680	4,423
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		13,095	9,821
			120,853
Construction Materials - 0.0%
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)		6,525	5,742

Containers & Packaging - 0.5%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		3,025	2,461
4% 9/1/29(d)		6,050	4,447
6% 6/15/27(d)		2,785	2,623
Cascades, Inc.:
5.125% 1/15/26(d)		3,310	2,997
5.375% 1/15/28(d)		3,310	2,800
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(d)		3,315	3,016
8.75% 4/15/30(d)		13,425	11,103
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	16,535
7.5% 12/15/96		7,695	7,560
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		3,720	2,991
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		3,585	2,959
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		2,570	2,044
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		4,195	3,752
			65,288
Metals & Mining - 1.0%
Alcoa Nederland Holding BV:
4.125% 3/31/29(d)		7,735	6,487
6.125% 5/15/28(d)		2,110	1,994
Algoma Steel SCA 0% 12/31/23 (c)		1,518	0
Arconic Corp.:
6% 5/15/25(d)		4,090	3,937
6.125% 2/15/28(d)		9,123	8,059
ATI, Inc.:
4.875% 10/1/29		2,795	2,321
5.125% 10/1/31		2,480	2,026
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(d)		4,615	3,877
4.875% 3/1/31(d)		4,615	3,812
5.875% 6/1/27		11,010	9,908
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		9,315	8,754
Eldorado Gold Corp. 6.25% 9/1/29 (d)		4,225	3,211
ERO Copper Corp. 6.5% 2/15/30 (d)		4,180	3,138
First Quantum Minerals Ltd.:
6.5% 3/1/24(d)		6,560	6,400
6.875% 3/1/26(d)		14,330	13,124
7.5% 4/1/25(d)		12,105	11,530
FMG Resources Pty Ltd.:
4.375% 4/1/31(d)		4,420	3,393
4.5% 9/15/27(d)		5,450	4,796
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		3,600	2,993
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		6,320	5,846
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		6,615	5,397
Mineral Resources Ltd.:
8% 11/1/27(d)		2,785	2,679
8.125% 5/1/27(d)		11,025	10,684
8.5% 5/1/30(d)		2,065	1,996
Murray Energy Corp.:
11.25% 12/31/49(c)(d)(e)		5,925	0
12% 4/15/24 pay-in-kind(c)(d)(e)(f)		6,364	0
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		2,015	1,700
			128,062
Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (d)		4,190	2,409
LABL, Inc. 5.875% 11/1/28 (d)		6,750	5,467
			7,876
TOTAL MATERIALS			327,821

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)		4,190	3,243
Iron Mountain, Inc.:
4.875% 9/15/29(d)		14,590	11,986
5% 7/15/28(d)		6,370	5,478
5.25% 7/15/30(d)		5,915	4,894
5.625% 7/15/32(d)		5,915	4,732
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		6,700	4,665
4.625% 8/1/29		10,950	8,810
5% 10/15/27		21,010	18,158
SBA Communications Corp. 3.875% 2/15/27		9,720	8,621
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		9,350	7,386
6.5% 2/15/29(d)		19,535	13,093
Uniti Group, Inc.:
6% 1/15/30(d)		6,990	4,441
7.875% 2/15/25(d)		9,940	9,701
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29(d)		6,695	5,616
4.25% 12/1/26(d)		12,650	11,418
4.625% 12/1/29(d)		7,220	6,264
			128,506
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		6,575	6,099
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		8,505	6,124
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		5,555	3,772
Segro Capital SARL 1.875% 3/23/30 (Reg. S)	EUR	12,186	9,737
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(d)		6,480	5,231
5.875% 6/15/27(d)		5,610	5,224
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		3,045	2,459
			38,646
TOTAL REAL ESTATE			167,152

UTILITIES - 1.9%
Electric Utilities - 1.4%
Clearway Energy Operating LLC:
3.75% 1/15/32(d)		2,795	2,167
4.75% 3/15/28(d)		4,055	3,611
NRG Energy, Inc.:
3.375% 2/15/29(d)		3,080	2,494
3.625% 2/15/31(d)		6,110	4,766
3.875% 2/15/32(d)		7,040	5,492
5.75% 1/15/28		20,240	18,679
ORSTED A/S 2.875% 6/14/33 (Reg. S)	EUR	9,718	8,708
Pacific Gas & Electric Co.:
3.75% 8/15/42		6,290	3,983
3.95% 12/1/47		13,510	8,581
4% 12/1/46		14,690	9,357
4.25% 3/15/46		1,475	991
4.3% 3/15/45		3,690	2,449
4.55% 7/1/30		36,325	31,128
PG&E Corp.:
5% 7/1/28		13,615	11,708
5.25% 7/1/30		5,150	4,385
TenneT Holding BV:
2.375% 5/17/33 (Reg. S)	EUR	12,236	10,444
2.75% 5/17/42 (Reg. S)	EUR	11,199	9,031
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		11,110	9,249
5% 7/31/27(d)		13,800	12,465
5.5% 9/1/26(d)		9,975	9,252
5.625% 2/15/27(d)		17,455	16,342
			185,282
Gas Utilities - 0.3%
Southern Natural Gas Co. LLC:
7.35% 2/15/31		14,890	15,614
8% 3/1/32		9,400	10,257
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		5,750	4,720
			30,591
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		3,735	3,145
RWE AG:
1% 11/26/33 (Reg. S)	EUR	9,400	6,342
2.75% 5/24/30 (Reg. S)	EUR	5,550	4,908
			14,395
Water Utilities - 0.1%
Suez SACA 2.375% 5/24/30 (Reg. S)	EUR	5,600	4,718
Thames Water Utility Finance PLC 1.25% 1/31/32 (Reg. S)	EUR	14,395	10,182
			14,900
TOTAL UTILITIES			245,168

TOTAL NONCONVERTIBLE BONDS			4,032,989
TOTAL CORPORATE BONDS (Cost $4,687,147)			4,056,403

U.S. Government and Government Agency Obligations - 27.3%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.625% 4/22/25	2,128	1,939
Freddie Mac 4% 11/25/24	21,100	20,891
Tennessee Valley Authority:
5.25% 9/15/39	2,106	2,241
5.375% 4/1/56	3,503	3,799
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		28,870
U.S. Treasury Obligations - 27.0%
U.S. Treasury Bills, yield at date of purchase 1.86% to 3.2% 10/6/22 to 12/22/22 (k)	19,560	19,534
U.S. Treasury Bonds:
1.875% 11/15/51	54,999	36,370
2% 11/15/41 (k)	55,859	39,978
2% 8/15/51	178,744	122,091
2.25% 2/15/52	115,400	83,845
2.5% 2/15/45 (k)(l)	216,056	164,717
2.875% 5/15/52	9,770	8,193
3% 5/15/45	20,100	16,779
3% 2/15/49	128,820	109,900
3.25% 5/15/42	20,500	18,194
3.375% 8/15/42 (m)	14,800	13,406
4.75% 2/15/37 (k)	74,200	82,243
5.25% 2/15/29	5,406	5,770
6.125% 8/15/29	3,663	4,131
U.S. Treasury Notes:
0.125% 11/30/22	35,000	34,831
0.125% 12/31/22	33,500	33,227
0.125% 2/28/23	89,000	87,668
0.125% 3/31/23	30,000	29,449
0.125% 5/31/23	38,200	37,209
0.125% 6/30/23	34,600	33,594
0.125% 8/15/23	2,411	2,326
0.125% 10/15/23	2,852	2,732
0.25% 5/15/24	470	440
0.25% 7/31/25	35,866	32,058
0.25% 9/30/25	26,037	23,140
0.25% 10/31/25	17,600	15,586
0.375% 10/31/23	20,700	19,841
0.375% 4/30/25	82,771	74,976
0.375% 12/31/25	167,057	147,721
0.375% 1/31/26	13,900	12,244
0.5% 11/30/23	115,900	110,924
0.625% 7/31/26	24,000	20,990
0.75% 3/31/26	46,052	40,891
0.75% 8/31/26	29,200	25,608
0.875% 9/30/26	143,800	126,505
1% 7/31/28	49,141	41,392
1.125% 10/31/26	17,300	15,338
1.125% 8/31/28 (k)	465,629	394,208
1.25% 12/31/26	52,353	46,502
1.25% 9/30/28	38,280	32,584
1.375% 8/31/23	11,000	10,713
1.375% 10/31/28	8,911	7,634
1.5% 2/29/24	320,700	308,398
1.5% 10/31/24	480	454
1.5% 1/31/27	40,989	36,743
1.5% 11/30/28	6,930	5,973
1.625% 11/15/22	14,901	14,874
1.625% 5/31/23	19,717	19,401
1.625% 9/30/26	3,093	2,808
1.75% 1/31/29	41,434	36,182
1.875% 2/28/27	280,000	254,997
2.125% 7/31/24	96,008	92,366
2.125% 5/15/25	12,033	11,398
2.25% 4/30/24	78,844	76,337
2.25% 3/31/26	34,717	32,524
2.375% 3/31/29	7,500	6,791
2.5% 2/28/26	38,997	36,858
2.5% 3/31/27	7,200	6,726
2.625% 5/31/27	90	84
2.625% 7/31/29	25,965	23,859
2.75% 2/15/24	203,714	199,337
2.75% 6/30/25	197	189
2.75% 7/31/27	47,800	45,010
2.75% 5/31/29	18,541	17,170
2.75% 8/15/32 (m)	103,742	94,859
2.875% 5/15/32	36,400	33,653
3.125% 11/15/28	31,330	29,770
TOTAL U.S. TREASURY OBLIGATIONS		3,572,243
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	11,520	10,813
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,067,508)		3,611,926

U.S. Government Agency - Mortgage Securities - 3.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.6%
1.5% 11/1/40 to 11/1/41	42,272	34,145
2.5% 11/1/36 to 2/1/52	25,048	21,503
3% 11/1/34 to 2/1/52	12,888	11,808
3.5% 1/1/51 to 3/1/52	15,290	13,799
5% 5/1/52 to 6/1/52	4,012	3,960
TOTAL FANNIE MAE		85,215
Freddie Mac - 0.6%
1.5% 12/1/40 to 4/1/41	11,710	9,473
2.5% 5/1/41 to 1/1/52	20,985	18,080
3% 9/1/34	4,034	3,775
3.5% 5/1/51 to 3/1/52	49,645	44,903
5% 5/1/52 to 6/1/52	1,774	1,750
TOTAL FREDDIE MAC		77,981
Ginnie Mae - 0.5%
2% 10/1/52 (h)	11,000	9,157
2% 10/1/52 (h)	2,200	1,831
2% 10/1/52 (h)	2,200	1,831
2% 10/1/52 (h)	4,450	3,704
2% 10/1/52 (h)	4,400	3,663
2% 10/1/52 (h)	4,200	3,496
2% 10/1/52 (h)	21,200	17,648
2% 11/1/52 (h)	8,600	7,159
2% 11/1/52 (h)	3,750	3,121
2% 12/1/52 (h)	5,650	4,727
3.5% 11/20/50	4,093	3,759
TOTAL GINNIE MAE		60,096
Uniform Mortgage Backed Securities - 1.9%
2% 10/1/52 (h)	6,600	5,340
2% 10/1/52 (h)	15,400	12,461
2% 10/1/52 (h)	12,900	10,438
2% 10/1/52 (h)	17,500	14,160
2% 11/1/52 (h)	4,150	3,358
2% 11/1/52 (h)	3,650	2,953
2% 11/1/52 (h)	2,500	2,023
2% 11/1/52 (h)	2,400	1,942
2% 11/1/52 (h)	1,950	1,578
2% 11/1/52 (h)	2,850	2,306
2% 11/1/52 (h)	2,500	2,023
2.5% 10/1/37 (h)	9,100	8,235
2.5% 10/1/37 (h)	9,100	8,235
2.5% 11/1/37 (h)	5,750	5,198
2.5% 11/1/37 (h)	5,450	4,927
3% 10/1/52 (h)	25,400	22,082
3% 10/1/52 (h)	9,800	8,520
3% 11/1/52 (h)	9,800	8,515
3% 11/1/52 (h)	4,800	4,171
3% 11/1/52 (h)	9,800	8,515
4% 10/1/52 (h)	2,800	2,595
4% 10/1/52 (h)	34,700	32,163
4.5% 10/1/52 (h)	10,950	10,418
4.5% 10/1/52 (h)	14,050	13,367
4.5% 11/1/52 (h)	12,950	12,306
5% 10/1/52 (h)	22,400	21,794
5% 10/1/52 (h)	28,900	28,119
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		257,742
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $508,356)		481,034

Commercial Mortgage Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
floater:
Series 2021-F114 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 2.5044% 5/25/31 (f)(g)	5,510	5,376
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.210% 2.4844% 8/25/31 (f)(g)	31,273	30,611
sequential payer Series 2021-K136 Class A2, 2.127% 11/25/31	5,000	4,109
Series 2022-K150 Class A2, 3.71% 11/25/32	2,600	2,417
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $44,586)		42,513

Foreign Government and Government Agency Obligations - 3.5%
		Principal Amount (a) (000s)	Value ($) (000s)
Australian Commonwealth:
1.25% 5/21/32	AUD	40,000	20,197
1.75% 6/21/51 (Reg. S)	AUD	50,510	19,623
Canadian Government:
0.25% 2/1/23	CAD	52,420	37,513
0.75% 2/1/24	CAD	26,500	18,414
1.25% 3/1/27	CAD	30,000	19,855
German Federal Republic:
0% 12/15/23 (Reg. S)	EUR	53,965	51,883
0% 2/15/32 (Reg. S)	EUR	126,255	102,110
1.7% 8/15/32 (Reg. S)	EUR	9,000	8,482
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		54,954	55,469
5.5% 12/4/23		19,812	20,029
Japan Government:
0.1% 12/20/30	JPY	2,417,600	16,455
0.4% 3/20/56	JPY	2,254,000	11,397
United Kingdom, Great Britain and Northern Ireland 0.375% 10/22/26 (Reg. S)	GBP	86,985	82,233
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $550,895)			463,660

Common Stocks - 2.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.0%
Netflix, Inc. (n)	17,000	4,002
New Cotai LLC/New Cotai Capital Corp. (b)(c)(n)	2,242,893	0
		4,002
Media - 0.1%
Altice U.S.A., Inc. Class A (n)	109,000	635
iHeartMedia, Inc. (n)	26	0
Nexstar Broadcasting Group, Inc. Class A	71,526	11,934
		12,569
TOTAL COMMUNICATION SERVICES		16,571
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Exide Technologies (c)(n)	280	182
Exide Technologies (c)(n)	7,093	7
Exide Technologies (c)(n)	418,807	0
UC Holdings, Inc. (c)(n)	560,355	2,819
		3,008
Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp.	123,800	5,899
Caesars Entertainment, Inc. (n)	290,400	9,368
Studio City International Holdings Ltd.:
ADR (d)	121,177	265
(NYSE) ADR (n)	133,400	292
		15,824
Household Durables - 0.1%
Tempur Sealy International, Inc.	328,248	7,924
Specialty Retail - 0.1%
Dick's Sporting Goods, Inc.	39,000	4,081
Lowe's Companies, Inc.	26,800	5,033
Williams-Sonoma, Inc.	24,000	2,828
		11,942
TOTAL CONSUMER DISCRETIONARY		38,698
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (b)(c)(n)	584,047	12,633
Food Products - 0.1%
Darling Ingredients, Inc. (n)	76,500	5,060
JBS SA	1,108,000	5,160
Reddy Ice Holdings, Inc. (c)(n)	133,255	7
		10,227
TOTAL CONSUMER STAPLES		22,860
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. (m)(n)	66,694	442
Forbes Energy Services Ltd. (c)(n)	135,187	0
Jonah Energy Parent LLC (c)(n)	183,159	9,143
Superior Energy Services, Inc. Class A (c)(n)	66,115	1,693
		11,278
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp. (n)	127,900	3,905
California Resources Corp.	778,106	29,903
California Resources Corp. warrants 10/27/24 (n)	34,633	360
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(n)	289	0
Series B warrants 10/1/25 (c)(n)	289	0
Cheniere Energy, Inc.	58,100	9,639
Chesapeake Energy Corp. (m)	125,269	11,802
Chesapeake Energy Corp. (b)(n)	15,902	1,498
Civitas Resources, Inc.	36,312	2,084
Diamondback Energy, Inc.	28,800	3,469
EP Energy Corp. (c)(n)	611,545	5,082
Mesquite Energy, Inc. (c)(n)	185,122	9,152
Unit Corp. (n)	28,630	1,525
		78,419
TOTAL ENERGY		89,697
FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (c)(n)	7,403,098	0
Consumer Finance - 0.1%
OneMain Holdings, Inc.	302,400	8,927
Diversified Financial Services - 0.0%
Axis Energy Services, LLC Class A (n)	8,127	261
TOTAL FINANCIALS		9,188
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Tenet Healthcare Corp. (n)	62,900	3,244
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. (n)	22,300	4,389
IQVIA Holdings, Inc. (n)	47,000	8,514
		12,903
TOTAL HEALTH CARE		16,147
INDUSTRIALS - 0.1%
Building Products - 0.0%
Builders FirstSource, Inc. (n)	48,200	2,840
Carrier Global Corp.	107,100	3,808
		6,648
Electrical Equipment - 0.0%
Array Technologies, Inc. (n)	500	8
Professional Services - 0.1%
ASGN, Inc. (n)	103,100	9,317
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (c)(n)	11,553	1,234
Class B (c)(n)	3,850	411
		1,645
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(n)	403,760	0
Class A2 (b)(c)(n)	403,760	0
Class A3 (b)(c)(n)	403,760	0
Class A4 (b)(c)(n)	403,760	0
Class A5 (b)(c)(n)	403,760	0
Class A6 (b)(c)(n)	403,760	0
Class A7 (b)(c)(n)	403,760	0
Class A8 (b)(c)(n)	403,760	0
Class A9 (b)(c)(n)	403,760	0
		0
TOTAL INDUSTRIALS		17,618
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
CDW Corp.	67,600	10,551
IT Services - 0.2%
EPAM Systems, Inc. (n)	9,800	3,549
Fiserv, Inc. (n)	66,600	6,232
Global Payments, Inc.	61,700	6,667
GTT Communications, Inc. rights (c)(n)	285,630	286
SS&C Technologies Holdings, Inc.	113,939	5,441
Visa, Inc. Class A	19,200	3,411
		25,586
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. (n)	59,900	3,795
KLA Corp.	8,600	2,603
Lam Research Corp.	6,800	2,489
Marvell Technology, Inc.	155,200	6,660
Microchip Technology, Inc.	127,400	7,775
NXP Semiconductors NV	30,100	4,440
onsemi (n)	169,691	10,577
		38,339
Software - 0.0%
Microsoft Corp.	22,900	5,333
Salesforce.com, Inc. (n)	19,700	2,834
		8,167
TOTAL INFORMATION TECHNOLOGY		82,643
MATERIALS - 0.3%
Chemicals - 0.1%
CF Industries Holdings, Inc.	90,800	8,740
The Chemours Co. LLC	403,410	9,944
		18,684
Containers & Packaging - 0.1%
Berry Global Group, Inc. (n)	133,539	6,214
Graphic Packaging Holding Co.	171,100	3,378
WestRock Co.	111,900	3,457
		13,049
Metals & Mining - 0.1%
Algoma Steel Group, Inc.	326,161	2,100
Algoma Steel SCA (c)(n)	151,792	0
Elah Holdings, Inc. (n)	517	35
First Quantum Minerals Ltd.	216,100	3,669
		5,804
TOTAL MATERIALS		37,537
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	208,809	7,991
PG&E Corp. (n)	606,468	7,581
Portland General Electric Co.	13,962	607
		16,179
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy (c)	10,774	129
PureWest Energy rights (c)(n)	6,493	0
		129
TOTAL UTILITIES		16,308
TOTAL COMMON STOCKS (Cost $303,544)		347,267

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (c)(n)	624	581
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(n)	193,792,711	65
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,489)		646

Bank Loan Obligations - 1.6%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.62% 12/12/26 (f)(g)(o)	5,315	4,933
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 5/1/28 (f)(g)(o)	2,664	2,471
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 8.1741% 11/1/24 (f)(g)(o)	4,192	3,667
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 3/9/27 (f)(g)(o)	4,347	3,619
		14,690
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 10.6955% 5/25/26 (f)(g)(o)	3,594	3,437
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 5.6153% 9/19/26 (f)(g)(o)	1,520	1,497
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.7896% 6/10/29 (f)(g)(o)	354	344
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 1/31/29 (f)(g)(o)	3,562	3,398
		8,676
TOTAL COMMUNICATION SERVICES		23,366
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3653% 12/17/28 (f)(g)(o)	1,042	887
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 11.3652% 8/22/25 (f)(g)(o)	3,640	3,527
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.012% 1/15/27 (f)(g)(o)	6,610	6,378
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (f)(g)(o)	8,307	7,267
		17,172
Hotels, Restaurants & Leisure - 0.0%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.0341% 1/27/29 (f)(g)(o)	1,739	1,610
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.9062% 4/7/29 (f)(g)(o)	1,092	1,059
		2,669
Specialty Retail - 0.1%
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 4/15/28 (f)(g)(o)	2,676	2,146
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 11.1954% 6/30/27 (f)(g)(o)	514	463
Wand NewCo 3, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 2/5/26 (f)(g)(o)	11,066	10,231
		12,840
TOTAL CONSUMER DISCRETIONARY		33,568
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 6.9032% 1/24/29 (f)(g)(o)	1,037	949
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% 12/31/49 (c)(e)(f)(o)	1,267	0
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(o)	3,423	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(o)	1,476	0
		0
TOTAL ENERGY		0
FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.6486% 2/27/28 (f)(g)(o)	5,294	5,134
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3653% 2/15/27 (f)(g)(o)	650	609
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.4934% 11/12/27 (f)(g)(o)	6,415	6,070
		6,679
TOTAL FINANCIALS		11,813
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (f)(g)(o)	9,727	9,248
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 11/15/28 (f)(g)(o)	3,318	3,161
		12,409
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.5756% 2/15/29 (f)(g)(o)	13,104	11,715
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(o)(p)	2,227	1,991
		13,706
TOTAL HEALTH CARE		26,115
INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 4/8/26 (f)(g)(o)	1,510	1,389
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 4/4/26 (f)(g)(o)	812	747
		2,136
Airlines - 0.1%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.421% 8/11/28 (f)(g)(o)	4,219	4,005
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.4599% 10/20/27 (f)(g)(o)	2,095	2,097
		6,102
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3247% 5/17/28 (f)(g)(o)	11,317	8,307
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.3399% 2/25/29 (f)(g)(o)	10,564	8,646
		16,953
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 9.1341% 12/20/29 (f)(g)(o)	525	492
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.6341% 12/21/28 (f)(g)(o)	2,494	2,380
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.8153% 6/21/28 (f)(g)(o)	1,402	1,293
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.625% 12/10/26 (c)(f)(g)(o)	4,327	4,132
		8,297
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3059% 6/4/28 (f)(g)(o)	3,064	2,821
TOTAL INDUSTRIALS		36,309
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 3/31/28 (f)(g)(o)	988	918
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.7032% 2/16/28 (f)(g)(o)	603	576
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 10/31/26 (f)(g)(o)	671	648
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10% 5/31/25 (f)(g)(o)	7,817	5,548
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.9241% 8/19/28 (f)(g)(o)	5,339	5,032
		11,804
Software - 0.3%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 10/2/25 (f)(g)(o)	18,932	17,899
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.6741% 6/2/28 (f)(g)(o)	3,153	2,903
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3196% 8/31/28 (f)(g)(o)	3,089	2,895
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 4/22/28 (f)(g)(o)	3,074	2,875
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5351% 5/3/26 (f)(g)(o)	6,687	6,347
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.1153% 2/28/27 (f)(g)(o)	1,277	1,234
		34,153
TOTAL INFORMATION TECHNOLOGY		46,875
MATERIALS - 0.1%
Chemicals - 0.1%
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 6.2969% 8/29/29 (f)(g)(o)	385	383
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8/3/29 (g)(o)	8,880	8,103
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.4375% 11/9/28 (f)(g)(o)	1,697	1,544
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.4375% 9/22/28 (f)(g)(o)	1,280	1,196
		11,226
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 7.3091% 4/13/29 (f)(g)(o)	4,170	3,927
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.2592% 2/9/26 (f)(g)(o)	788	666
		4,593
TOTAL MATERIALS		15,819
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 6.125% 6/23/25 (f)(g)(o)	16,632	15,875
TOTAL BANK LOAN OBLIGATIONS (Cost $232,574)		210,689

Fixed-Income Funds - 23.8%
	Shares	Value ($) (000s)
Fidelity Emerging Markets Debt Central Fund (q)	275,757,192	1,968,906
Fidelity Floating Rate Central Fund (q)	12,604,229	1,187,570
TOTAL FIXED-INCOME FUNDS (Cost $3,871,478)		3,156,476

Preferred Securities - 4.5%
		Principal Amount (a) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.375% (Reg. S) (f)(i)	EUR	18,100	13,836
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
DCP Midstream Partners LP 7.375% (f)(i)		8,965	8,844
Energy Transfer LP:
6.25% (f)(i)		45,897	37,636
6.625% (f)(i)		17,100	12,483
7.125% (f)(i)		4,160	3,418
MPLX LP 6.875% (f)(i)		18,000	17,685
Summit Midstream Partners LP 9.5% (f)(i)		1,711	1,198
			81,264
FINANCIALS - 3.8%
Banks - 3.5%
Bank of America Corp.:
5.2% (f)(i)		48,090	46,166
5.875% (f)(i)		60,475	51,857
6.25% (f)(i)		18,480	17,856
Citigroup, Inc.:
4.7% (f)(i)		8,755	7,036
5% (f)(i)		36,455	32,440
5.9% (f)(i)		25,875	25,616
5.95% (f)(i)		46,925	46,368
6.3% (f)(i)		4,120	3,837
Huntington Bancshares, Inc. 5.7% (f)(i)		7,660	6,983
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.5971% (f)(g)(i)		30,810	30,810
4% (f)(i)		19,100	15,710
4.6% (f)(i)		13,385	11,660
5% (f)(i)		18,675	16,840
6% (f)(i)		54,840	53,469
6.125% (f)(i)		12,865	12,431
6.75% (f)(i)		6,270	6,213
Wells Fargo & Co.:
5.875% (f)(i)		36,775	35,012
5.9% (f)(i)		46,445	42,256
			462,560
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
4.4% (f)(i)		4,530	3,776
4.95% (f)(i)		7,885	7,136
5% (f)(i)		29,914	27,784
			38,696
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(i)		22	1
TOTAL FINANCIALS			501,257
TOTAL PREFERRED SECURITIES (Cost $652,551)			596,357

Money Market Funds - 4.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (r)	564,574,414	564,687
Fidelity Securities Lending Cash Central Fund 3.10% (r)(s)	44,051,316	44,056
TOTAL MONEY MARKET FUNDS (Cost $608,700)		608,743

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $15,534,828)	13,575,714
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(312,691)
NET ASSETS - 100.0%	13,263,023

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 10/1/52	(8,600)	(7,159)
2% 10/1/52	(4,400)	(3,663)
2% 10/1/52	(4,200)	(3,496)
2% 11/1/52	(1,900)	(1,582)
2% 11/1/52	(3,750)	(3,121)
2% 11/1/52	(3,750)	(3,121)

TOTAL GINNIE MAE		(22,142)

Uniform Mortgage Backed Securities
2% 10/1/52	(4,150)	(3,358)
2% 10/1/52	(3,650)	(2,953)
2% 10/1/52	(2,500)	(2,023)
2% 10/1/52	(2,400)	(1,942)
2% 10/1/52	(1,950)	(1,578)
2% 10/1/52	(2,850)	(2,306)
2% 10/1/52	(12,900)	(10,438)
2% 10/1/52	(10,200)	(8,253)
2% 10/1/52	(2,050)	(1,659)
2% 10/1/52	(2,050)	(1,659)
2% 10/1/52	(4,050)	(3,277)
2% 11/1/52	(2,500)	(2,023)
2% 11/1/52	(17,500)	(14,160)
2.5% 10/1/37	(5,750)	(5,203)
2.5% 10/1/37	(6,800)	(6,153)
2.5% 10/1/37	(5,450)	(4,932)
3% 10/1/52	(9,800)	(8,520)
3% 10/1/52	(4,800)	(4,173)
3% 10/1/52	(9,800)	(8,520)
3% 11/1/52	(9,800)	(8,515)
4.5% 10/1/52	(12,950)	(12,321)
5% 10/1/52	(2,000)	(1,946)
5% 10/1/52	(5,750)	(5,595)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(121,507)

TOTAL TBA SALE COMMITMENTS (Proceeds $144,807)		(143,649)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,326	Dec 2022	484,782	(29,413)	(29,413)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,804	Dec 2022	575,915	(10,043)	(10,043)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	743	Dec 2022	79,878	(3,342)	(3,342)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	335	Dec 2022	42,346	(1,757)	(1,757)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1,976	Dec 2022	270,712	(31,018)	(31,018)

TOTAL FUTURES CONTRACTS					(75,573)
The notional amount of futures purchased as a percentage of Net Assets is 10.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($) (000s)

EUR	353	USD	345	HSBC Bank	10/04/22	1
EUR	788	USD	770	State Street Bank and Trust Co	10/04/22	2
EUR	5,103	USD	5,117	BNP Paribas S.A.	10/18/22	(111)
EUR	11,126	USD	11,296	Brown Brothers Harriman & Co	10/18/22	(381)
EUR	5,408	USD	5,367	Canadian Imperial Bk. of Comm.	10/18/22	(61)
EUR	3,852	USD	3,721	Canadian Imperial Bk. of Comm.	10/18/22	58
EUR	3,189	USD	3,070	Canadian Imperial Bk. of Comm.	10/18/22	59
EUR	3,737	USD	3,572	Canadian Imperial Bk. of Comm.	10/18/22	94
EUR	1,815	USD	1,773	HSBC Bank	10/18/22	7
EUR	3,250	USD	3,242	Morgan Stanley Cap. Group, Inc	10/18/22	(53)
EUR	2,115	USD	2,138	Morgan Stanley Cap. Group, Inc	10/18/22	(63)
GBP	2,414	USD	2,583	Barclays Bank PLC	10/18/22	113
GBP	1,540	USD	1,748	Brown Brothers Harriman & Co	10/18/22	(28)
GBP	1,535	USD	1,640	Morgan Stanley Cap. Group, Inc	10/18/22	74
JPY	2,390,710	USD	16,555	JPMorgan Chase Bank, N.A.	10/18/22	(15)
USD	4,911	AUD	7,612	Bank of America, N.A.	10/18/22	41
USD	10,700	AUD	15,524	Brown Brothers Harriman & Co	10/18/22	769
USD	26,155	AUD	38,858	JPMorgan Chase Bank, N.A.	10/18/22	1,295
USD	61,377	CAD	80,672	JPMorgan Chase Bank, N.A.	10/18/22	2,979
USD	17,529	CAD	24,070	JPMorgan Chase Bank, N.A.	10/18/22	105
USD	2,160	EUR	2,119	Brown Brothers Harriman & Co	10/18/22	82
USD	2,388	EUR	2,382	Brown Brothers Harriman & Co	10/18/22	51
USD	1,750	EUR	1,716	Citibank, N. A.	10/18/22	67
USD	440,459	EUR	439,455	State Street Bank and Trust Co	10/18/22	9,342
USD	3,087	EUR	3,086	State Street Bank and Trust Co	10/18/22	59
USD	90,729	GBP	78,900	Brown Brothers Harriman & Co	10/18/22	2,606
USD	44,723	JPY	6,420,805	Brown Brothers Harriman & Co	10/18/22	300

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						17,392

Unrealized Appreciation						18,104
Unrealized Depreciation						(712)
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,199,000 or 0.3% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,744,609,000 or 20.7% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,000,000.
(l)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,020,000.

(m)	Security or a portion of the security is on loan at period end.
(n)	Non-income producing
(o)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(p)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,227,000 and $1,991,000, respectively.

(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	151
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	1,457
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	2,515
New Cotai LLC/New Cotai Capital Corp.	9/11/20	11,111
Southeastern Grocers, Inc.	6/01/18	4,108
Tricer Holdco SCA	10/16/09 - 12/30/17	6,909
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,097
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,100

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	672,089	3,178,337	3,285,739	4,260	-	-	564,687	1.1%
Fidelity Emerging Markets Debt Central Fund	2,568,423	141,630	214,695	82,042	(30,260)	(496,192)	1,968,906	93.6%
Fidelity Floating Rate Central Fund	1,489,622	57,899	274,167	49,895	(17,196)	(68,588)	1,187,570	46.7%
Fidelity Mortgage Backed Securities Central Fund	21	1	21	-	(1)	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	234,493	2,152,095	2,342,532	573	-	-	44,056	0.1%
Total	4,964,648	5,529,962	6,117,154	136,770	(47,457)	(564,780)	3,765,219

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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